INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE－ 17 INCOME TAXES

For the nine months period ended September 30, 2025 and 2024, the local (“Nevada”) and foreign components of loss before income taxes were comprised of the following:

	Nine months ended September 30,
	2025	2024
Tax jurisdiction from:
- Local	$3,789,274	$2,369,812
- Foreign	2,716,871	3,736,942
Loss before income taxes	$6,506,145	$6,106,754

The provision for income taxes consisted of the following:

	Nine months ended September 30,
	2025	2024
Current:
- United States - Federal	$—	$—
- United States - States	—	23,647
- Vietnam	—	4,050
- India	1,735	1,864
- Philippine	11,553	—
- Indonesia	53,583	—
- Thailand	—	27,241
- Chinese Mainland	1,007	—
- Hong Kong	—	—

Income tax expense	$67,878	$56,802

The effective tax rate in the years presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rate. The Company operates in various countries that are subject to taxes in the jurisdictions in which they operate, as follows:

United States

The Company is registered in the Nevada and is subject to the tax laws of United States.

As of September 30, 2025, the operation in the United States incurred $40,033,713 of cumulative net operating losses which can be carried forward to offset future taxable income. The net operating loss carryforwards has no expiration. The Company has provided for a full valuation allowance against the deferred tax assets of $8,407,080 on the expected future tax benefits from the net operating loss carryforwards as the management believes it is more likely than not that these assets will not be realized in the future.

Singapore

The Company’s subsidiary is registered in the Republic of Singapore and is subject to the tax laws of Singapore.

As of September 30, 2025, the operation in the Singapore incurred $15,815,441 of cumulative net operating losses which can be carried forward to offset future taxable income. The net operating loss carryforwards has no expiration. The Company has provided for a full valuation allowance against the deferred tax assets of $2,688,625 on the expected future tax benefits from the net operating loss carryforwards as the management believes it is more likely than not that these assets will not be realized in the future.

Vietnam

The Company’s subsidiary operating in Vietnam is subject to the Vietnam Income Tax at a standard income tax rate of 20% during its tax year.

As of September 30, 2025, the operation in the Vietnam incurred $6,309,806 of cumulative net operating losses which can be carried forward to offset future taxable income. The net operating loss carryforwards begin to expire in 5 years, if unutilized. The Company has provided for a full valuation allowance against the deferred tax assets of $1,261,961 on the expected future tax benefits from the net operating loss carryforwards as the management believes it is more likely than not that these assets will not be realized in the future.

India

The Company’s subsidiary operating in India is subject to the India Income Tax at a standard income tax rate of 25% during its tax year.

As of September 30, 2025, the operation in the India incurred $6,892 of net operating gain. The Company has provided for a full tax effect allowance against the current and deferred tax expenses of $1,735.

Indonesia

The Company’s subsidiary is registered in Indonesia and is subject to the tax laws of Indonesia.

As of September 30, 2025, the Company’s subsidiary operations in Indonesia incurred $1,306,049 of cumulative net operating losses which can be carried forward to offset future taxable income. The net operating loss carryforwards begin to expire in 5 years, if unutilized. The Company has provided for a full valuation allowance against the deferred tax assets of $287,331 on the expected future tax benefits from the net operating loss carryforwards as the management believes it is more likely than not that these assets will not be realized in the future

Philippines

The Company’s subsidiary is registered in the Philippines and is subject to the tax laws of the Philippines.

As of September 30, 2025, the Company’s subsidiary operations in Philippines incurred $1,375,232 of cumulative net operating losses which can be carried forward to offset future taxable income. The net operating loss carryforwards begin to expire in 3 years, if unutilized. The Company has provided for a full valuation allowance against the deferred tax assets of $343,808 on the expected future tax benefits from the net operating loss carryforwards as the management believes it is more likely than not that these assets will not be realized in the future.

Thailand

The Company’s subsidiary is registered in Thailand and is subject to the tax laws of Thailand.

As of September 30, 2025, the Company’s subsidiary operations in Thailand incurred $681,413 of cumulative net operating losses which can be carried forward to offset future taxable income. The net operating loss carryforwards begin to expire in 5 years, if unutilized. The Company has provided for a full valuation allowance against the deferred tax assets of $136,283 on the expected future tax benefits from the net operating loss carryforwards as the management believes it is more likely than not that these assets will not be realized in the future.

Malaysia

The Company’s subsidiary is registered in Malaysia and is subject to the tax laws of Malaysia.

As of September 30, 2025, the Company’s subsidiary operations in Malaysia incurred $5,367 of cumulative net operating losses which can be carried forward to offset future taxable income. The net operating loss carryforwards begin to expire in 7 years, if unutilized. The Company has provided for a full valuation allowance against the deferred tax assets of $1,288 on the expected future tax benefits from the net operating loss carryforwards as the management believes it is more likely than not that these assets will not be realized in the future.

Chinese Mainland

The Company’s subsidiary is registered in Chinese Mainland and is subject to the tax laws of Chinese Mainland.

The Company’s subsidiary operating in Chinese Mainland is subject to the Chinese Mainland Income Tax at a standard income tax rate of 25% during its tax year.

As of September 30, 2025, the operation in the Chinese Mainland at a standard income tax incurred $20,140 of net operating gain. The Company has provided for a full tax effect allowance against the current and deferred tax expenses of $1,007.

Hong Kong

The Company’s subsidiary is registered in Hong Kong and is subject to the tax laws of Hong Kong.

As of September 30, 2025, the Company’s subsidiary operations in Hong Kong incurred $51,531 of cumulative net operating losses which can be carried forward to offset future taxable income. The Company has provided for a full valuation allowance against the deferred tax assets of $8,503 on the expected future tax benefits from the net operating loss carryforwards as the management believes it is more likely than not that these assets will not be realized in the future.

Deferred tax assets and liabilities are recognized for future tax consequences between the carrying amounts of assets and liabilities and their respective tax basis using enacted tax rates in effect for the tax year in which the differences are expected to reverse. Significant deferred tax assets and liabilities of the Company as of September 30, 2025 and December 31, 2024 consist of the following:

Schedule of Deferred Tax Assets and Liabilities

	September 30, 2025	December 31, 2024
Deferred tax assets:
Software intangibles (U.S)	$150,465	$150,465
Deferred Stock Compensation (U.S.)	5,864,670	5,864,670
Net operating loss carryforwards
- United States	8,407,080	7,830,738
- Singapore	2,688,625	2,396,800
- Vietnam	1,261,961	1,199,440
- Philippines	343,808	316,349
- Indonesia	287,331	197,995
- Thailand	136,283	106,389
- Malaysia	1,288	1,823
- Hong Kong	8,503	—
	19,150,014	18,064,669
Less: valuation allowance	(19,138,924)	(18,006,319)
Deferred tax assets, net	$11,090	$58,350

The Internal Revenue Code includes a provision, referred to as Global Intangible Low-Taxed Income (“GILTI”), which provides for a 10.5% tax on certain income of controlled foreign corporations. We have elected to account for GILTI as a period cost if and when occurred, rather than recognizing deferred taxes for basis differences expected to reverse.

The Company is subject to taxation in the U.S. and various foreign jurisdictions. U.S. federal income tax returns for 2018 and after remaining open to examination. We and our subsidiaries are also subject to income tax in multiple foreign jurisdictions. Generally, foreign income tax returns after 2017 remain open to examination. No income tax returns are currently under examination. As of September 30, 2025 and December 31, 2024, the Company does not have any unrecognized tax benefits, and continues to monitor its current and prior tax positions for any changes. The Company recognizes penalties and interest related to unrecognized tax benefits as income tax expense. For the three and nine months period ended September 30, 2025 and 2024, there were no penalties or interest recorded in income tax expense.

NOTE－ 17 INCOME TAXES

For the years ended December 31, 2024 and 2023, the local (“Nevada”) and foreign components of loss before income taxes were comprised of the following:

	Years ended December 31,
	2024	2023
Tax jurisdiction from:
- Local	$(4,193,024)	$(11,720,751)
- Foreign	(5,963,734)	(6,352,852)
Loss before income taxes	$(10,156,758)	$(18,073,603)

The provision for income taxes consisted of the following:

	Years ended December 31,
	2024	2023
Current:
- United States	$40,065	$7,225
- Singapore	(8,598)	8,598
- Vietnam	4,720	7,078
- India	2,572	2,414
- Thailand	41,780	—
Income tax expense	$80,539	$25,315

Reconciliation of statutory to effective tax rate:

	Year ended December 31,
	2024	2023

Loss before income taxes	$(10,156,758)	$(18,073,603)
U.S. federal statutory tax rate	(2,132,921)	(3,795,458)
State income tax, net of federal benefits	(48,992)	33,579
Foreign income taxed at different rates	158,647	179,713
Non-taxable income	(42,742)	(119,642)
Non-deductible expenses	227,629	218,474
Valuation allowance adjustments	1,904,025	3,508,649
Under provision for income tax of prior year	14,893	—
	$80,539	$25,315

The effective tax rate in the years presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rate. The Company operates in various countries that are subject to taxes in the jurisdictions in which they operate, as follows:

United States

The Company is registered in the Nevada and is subject to the tax laws of United States.

As of December 31, 2024, the operation in the United States incurred $37,289,228 of cumulative net operating losses which can be carried forward to offset future taxable income. The net operating loss carryforwards has no expiration. The Company has provided for a full valuation allowance against the deferred tax assets of $7,830,738 on the expected future tax benefits from the net operating loss carryforwards as the management believes it is more likely than not that these assets will not be realized in the future.

As of December 31, 2023, the operation in the United States incurred $33,900,937 of cumulative net operating losses which can be carried forward to offset future taxable income. The net operating loss carryforwards has no expiration. The Company has provided for a full valuation allowance against the deferred tax assets of $7,119,197 on the expected future tax benefits from the net operating loss carryforwards as the management believes it is more likely than not that these assets will not be realized in the future.

Singapore

The Company’s subsidiary is registered in the Republic of Singapore and is subject to the tax laws of Singapore.

As of December 31, 2024, the operation in the Singapore incurred $14,098,824 of cumulative net operating losses which can be carried forward to offset future taxable income. The net operating loss carryforwards has no expiration. The Company has provided for a full valuation allowance against the deferred tax assets of $2,396,800 on the expected future tax benefits from the net operating loss carryforwards as the management believes it is more likely than not that these assets will not be realized in the future.

As of December 31, 2023, the operation in the Singapore incurred $10,082,433 of cumulative net operating losses which can be carried forward to offset future taxable income. The net operating loss carryforwards has no expiration. The Company has provided for a full valuation allowance against the deferred tax assets of $1,714,014 on the expected future tax benefits from the net operating loss carryforwards as the management believes it is more likely than not that these assets will not be realized in the future.

Vietnam

The Company’s subsidiary operating in Vietnam is subject to the Vietnam Income Tax at a standard income tax rate of 20% during its tax year.

As of December 31, 2024, the operation in the Vietnam incurred $5,997,198 of cumulative net operating losses which can be carried forward to offset future taxable income. The net operating loss carryforwards expiring in 5 years if unutilized. The Company has provided for a full valuation allowance against the deferred tax assets of $1,199,440 on the expected future tax benefits from the net operating loss carryforwards as the management believes it is more likely than not that these assets will not be realized in the future.

As of December 31, 2023, the operation in the Vietnam incurred $4,881,638 of cumulative net operating losses which can be carried forward to offset future taxable income. The net operating loss carryforwards begin to expire in 2026, if unutilized. The Company has provided for a full valuation allowance against the deferred tax assets of $976,328 on the expected future tax benefits from the net operating loss carryforwards as the management believes it is more likely than not that these assets will not be realized in the future.

India

The Company’s subsidiary operating in India is subject to the India Income Tax at a standard income tax rate of 25% during its tax year.

As of December 31, 2024, the operation in the India incurred $9,997 of net operating gain. The Company has provided for a full tax effect allowance against the current and deferred tax expenses of $2,499.

As of December 31, 2023, the operation in the India incurred $9,593 of net operating gain. The Company has provided for a full tax effect allowance against the current and deferred tax expenses of $2,398.

Indonesia

The Company’s subsidiary is registered in Indonesia and is subject to the tax laws of Indonesia.

As of December 31, 2024, the Company’s subsidiary operations in Indonesia incurred $899,979 of cumulative net operating losses which can be carried forward to offset future taxable income. The net operating loss carryforwards expiring in 10 years if unutilized. The Company has provided for a full valuation allowance against the deferred tax assets of $197,995 on the expected future tax benefits from the net operating loss carryforwards as the management believes it is more likely than not that these assets will not be realized in the future.

As of December 31, 2023, the Company’s subsidiary operations in Indonesia incurred $286,423 of cumulative net operating losses which can be carried forward to offset future taxable income. The net operating loss carryforwards have no expiration. The Company has provided for a full valuation allowance against the deferred tax assets of $63,013 on the expected future tax benefits from the net operating loss carryforwards as the management believes it is more likely than not that these assets will not be realized in the future.

Philippines

The Company’s subsidiary is registered in the Philippines and is subject to the tax laws of the Philippines.

As of December 31, 2024, the Company’s subsidiary operations in Philippines incurred $1,265,397 of cumulative net operating losses which can be carried forward to offset future taxable income. The net operating loss carryforwards expiring in 5 years if unutilized. The Company has provided for a full valuation allowance against the deferred tax assets of $316,349 on the expected future tax benefits from the net operating loss carryforwards as the management believes it is more likely than not that these assets will not be realized in the future.

As of December 31, 2023, the Company’s subsidiary operations in Philippines incurred $982,469 of cumulative net operating losses which can be carried forward to offset future taxable income. The net operating loss carryforwards have no expiration. The Company has provided for a full valuation allowance against the deferred tax assets of $245,617 on the expected future tax benefits from the net operating loss carryforwards as the management believes it is more likely than not that these assets will not be realized in the future.

Thailand

The Company’s subsidiary is registered in Thailand and is subject to the tax laws of Thailand.

As of December 31, 2024, the Company’s subsidiary operations in Thailand incurred $531,943 of cumulative net operating losses which can be carried forward to offset future taxable income. The net operating loss carryforwards expiring in 5 years if unutilized. The Company has provided for a full valuation allowance against the deferred tax assets of $106,389 on the expected future tax benefits from the net operating loss carryforwards as the management believes it is more likely than not that these assets will not be realized in the future.

Malaysia

The Company’s subsidiary is registered in Malaysia and is subject to the tax laws of Malaysia.

As of December 31, 2024, the Company’s subsidiary operations in Malaysia incurred $7,595 of cumulative net operating losses which can be carried forward to offset future taxable income. The net operating loss carryforwards expiring in 10 years if unutilized. The Company has provided for a full valuation allowance against the deferred tax assets of $1,823 on the expected future tax benefits from the net operating loss carryforwards as the management believes it is more likely than not that these assets will not be realized in the future.

As of December 31, 2023, the operation in the Malaysia incurred $14,164 of net operating gain. The Company has provided for a full tax effect allowance against the current and deferred tax expenses of $3,399.

Deferred tax assets and liabilities are recognized for future tax consequences between the carrying amounts of assets and liabilities and their respective tax basis using enacted tax rates in effect for the tax year in which the differences are expected to reverse. Significant deferred tax assets and liabilities of the Company as of December 31, 2024 and 2023 consist of the following:

Schedule of Deferred Tax Assets and Liabilities

	December 31, 2024	December 31, 2023
Deferred tax assets:
Software intangibles (U.S)	$150,465	$150,465
Deferred Stock Compensation (U.S.)	5,864,670	5,864,670
Net operating loss carryforwards
- United States	7,830,738	7,119,197
- Singapore	2,396,800	1,714,014
- Vietnam	1,199,440	976,328
- Philippines	316,349	245,617
- Indonesia	197,995	63,013
- Thailand	106,389	118,848
- Malaysia	1,823	—
	18,064,669	16,252,152
Less: valuation allowance	(18,006,319)	(16,102,294)
Deferred tax assets, net	$58,350	$149,858

The Internal Revenue Code includes a provision, referred to as Global Intangible Low-Taxed Income (“GILTI”), which provides for a 10.5% tax on certain income of controlled foreign corporations. We have elected to account for GILTI as a period cost if and when occurred, rather than recognizing deferred taxes for basis differences expected to reverse.

The Company is subject to taxation in the U.S. and various foreign jurisdictions. U.S. federal income tax returns for 2018 and after remaining open to examination. We and our subsidiaries are also subject to income tax in multiple foreign jurisdictions. Generally, foreign income tax returns after 2017 remain open to examination. No income tax returns are currently under examination. As of December 31, 2024 and 2023, the Company does not have any unrecognized tax benefits, and continues to monitor its current and prior tax positions for any changes. The Company recognizes penalties and interest related to unrecognized tax benefits as income tax expense. For the years ended December 31, 2024 and 2023, there were no penalties or interest recorded in income tax expense.